SCHEDULE OF UNRECOGNIZED TAX BENEFITS (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, balance	$ 217,239
Unrecognized tax benefits, gross increases	155,305	217,239
Unrecognized tax benefits, balance	$ 372,544	$ 217,239